Other employee benefits	12 Months Ended
Dec. 31, 2023
Other Employee Benefits [Abstract]
Other employee benefits [Text Block]

24. Other employee benefits

Hudbay sponsors both other long-term employee benefit plans and non-pension post-employment benefits plans and uses a December 31 measurement date. These obligations relate mainly to commitments for post-retirement health benefits. Information about Hudbay's post-employment and other long-term employee benefits is as follows:

Movements in the present value of the defined benefit obligation in the current and previous years were:

	Year ended
	Dec. 31, 2023	Dec. 31, 2022
Opening defined benefit obligation	$87,216	$128,843
Current service cost[1]	2,815	4,656
Curtailment (note 7d)	-	(1,801)
Interest cost	4,456	3,940
Attribution period changes (note 7d)	-	(3,179)
Effects of movements in exchange rates	2,299	(6,074)
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	502	-
Arising from changes in financial assumptions	9,250	(36,058)
Arising from experience adjustments	(637)	(516)
Benefits paid	(2,741)	(2,595)
Closing defined benefit obligation	$103,160	$87,216

[1] Includes remeasurement of other long term employee benefits

The defined benefit obligation closing balance, by group member, is as follows:

	Dec. 31, 2023	Dec. 31, 2022
Active members	$36,871	$28,734
Inactive members	66,289	58,482
Closing defined benefit obligation	$103,160	$87,216

Movements in the fair value of defined benefit amounts in the current and previous years were as follows:

	Dec. 31, 2023	Dec. 31, 2022
Employer contributions	$2,741	$2,595
Benefits paid	(2,741)	(2,595)
Closing fair value of assets	$-	$-

The non-pension employee benefit plan obligations are unfunded.

Reconciliation of assets and liabilities recognized in the consolidated balance sheets:

	Dec. 31, 2023	Dec. 31, 2022
Unfunded benefit obligation	$103,160	$87,216
Vacation accrual and other - non-current	2,532	2,607
Net liability	$105,692	$89,823

Reflected in the consolidated balance sheets as follows:

	Dec. 31, 2023	Dec. 31, 2022
Other employee benefits liability - current (note 16)	$3,843	$3,483
Other employee benefits liability - non-current	101,849	86,340
Net liability	$105,692	$89,823

Other employee future benefit expense includes the following:

	Dec. 31, 2023	Dec. 31, 2022
Current service cost [1]	$2,815	$2,855
Net interest cost	4,456	3,940
Components recognized in consolidated income statements	$7,271	$6,795

[1] Includes remeasurement of other long term employee benefit and curtailment

	Dec. 31, 2023	Dec. 31, 2022
Remeasurement on the net defined benefit liability:
Actuarial losses arising from changes in demographic assumptions	$502	$-
Actuarial losses (gains) arising from changes in financial assumptions	9,250	(36,058)
Actuarial gains arising from changes experience adjustments	(637)	(516)
Components recognized in statements of comprehensive income	$9,115	$(36,574)

Total other employee future benefit cost	$(16,386)	$29,779

Other employee benefit amounts recognized include those directly related to production of inventory; such amounts are recognized initially as costs of inventory and are expensed in the consolidated income statements within cost of sales upon sale of the inventory.

	Dec. 31, 2023	Dec. 31, 2022
Defined benefit cost:
Discount rate	5.27%	3.30%
Initial weighted average health care trend rate	5.92%	6.00%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.4	20.4
Females	23.8	23.7

	Dec. 31, 2023	Dec. 31, 2022
Defined benefit obligation:
Discount rate	4.64%	5.27%
Initial weighted average health care trend rate	5.82%	5.92%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.5	20.4
Females	23.9	23.8
Average longevity at retirement age for current employees (future pensioners) (years)[1] :
Males	22.4	22.3
Females	25.6	25.5

1 CPM2014 Priv with MI-2017 projection scale with loading of 1.25 and 1.15 for males and females.

Hudbay reviews the assumptions used to measure other employee benefit costs (including the discount rate) on an annual basis.

The other employee benefit costs typically expose Hudbay to actuarial risks such as: interest rate risk, health care cost inflation risk and longevity risk.

Interest risk	A decrease in the bond interest rate will increase the plan liabilities.
Health care cost inflation risk	The majority of the plan's benefit obligations are linked to health care cost inflation and higher inflation will lead to higher liabilities.
Longevity risk

The majority of the plans' benefit liability is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plans' liabilities. This is particularly significant for benefits subject to health care cost inflation where increases in inflation result in higher sensitivity to changes in life expectancy.

The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding other assumptions constant:

- If the discount rate is 50 basis points higher (lower), the defined benefit obligation would decrease by $7,544 (increase by $8,548).

- If the health care cost assumption increases (decreases) by 1%, the defined benefit obligation would increase by $17,429 (decrease by $13,869).

- If the life expectancy increases (decreases) by one year for both men and women, the defined benefit obligations would increase by $3,614 (decrease by $3,604).

The average duration of the non-pension post-employment obligation at December 31, 2023 is 15.8 years (2022: 15.0 years).

This number can be broken down as follows:

- Active members: 22.9 years (2022: 21.9 years)

- Inactive members: 12.0 years (2022: 11.6 years)